Loans, Financings and Debentures - Summary of Contracts With Covenants Linked to Financial Index (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cemig GT [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Debentures		R$ 2,240
Gasmig [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Description of communication duration to debenture holders	If Gasmig does not achieve the required covenants, Gasmig must, within 120 days from the date of notice in writing from BNDES or BNDESPar, constitute guarantees acceptable to the debenture holders for the total amount of the debt, subject to the rules of the National Monetary Council (CMN), unless the required ratios are restored within that period. Cross-default Certain contractually specified situations can cause early maturity of other debts.